Total
Invesco S&P 500 High Dividend Growers ETF
Summary Information
Investment Objective
The Invesco S&P 500 High Dividend Growers ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® High Dividend Growth Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco S&P 500 High Dividend Growers ETF Invesco S&P 500 High Dividend Growers ETF
Management Fees	0.39%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.39%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years
Invesco S&P 500 High Dividend Growers ETF | Invesco S&P 500 High Dividend Growers ETF | USD ($)	40	125

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to measure the performance of a subset of companies within the S&P 500® Index that have the highest forecasted dividend yield growth. To be eligible for inclusion in the Underlying Index, a security must have a forecasted dividend yield greater than zero and must have increased or maintained a total dividend per share amount every year for at least five consecutive years. In selecting securities for the Underlying Index, the Index Provider utilizes dividend forecast data provided by S&P Global Market Intelligence, an affiliate of the Index Provider.
At each semi-annual rebalancing in April and October, the Index Provider calculates a forecasted dividend yield growth for each eligible security within the S&P 500® Index by taking the security’s forecasted dividend per share over the next 12 months, subtracting the security’s trailing twelve-month dividend per share, and then dividing this difference by the security’s price. The Underlying Index then includes the 100 securities with the highest forecasted dividend yield growth. The Underlying Index weights each constituent security by its forecasted dividend yield, with higher forecasted dividend-yielding securities receiving proportionally greater weights.
As of October 31, 2023, the Underlying Index was comprised of 100 constituents with market capitalizations ranging from $5.7 billion to $469.1 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.